Combined Balance Sheets - USD ($)	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013
Current assets
Cash and cash equivalents	$ 1,491,202	$ 2,639,650	$ 2,913,700
Prepaid expenses	37,269	521,322	24,000
Prepaid research and development - related party (Note 8)	121,983	121,983
Deferred tax asset	13,391	18,897	15,037
Total current assets	1,663,845	3,301,852	2,952,737
Fixed assets, net (Note 2)	36,591	57,246	74,636
In-process research and development	7,500,000	7,500,000	7,500,000
Patents, net	646,472	699,563	770,351
Long-term portion of prepaid research and development - related party (Note 8)	365,950	457,438
Deposits	1,998
Total non current assets	8,551,011	8,714,247	8,344,987
Total assets	10,214,856	12,016,099	11,297,724
Current liabilities
Accounts payable and accrued liabilities	546,346	649,503	227,631
Accrued liabilities - related party (Note 8)		150,000
Accrued compensation	98,949
Deferred revenue	85,714	85,714	50,000
Payable to Ampio	468,550	561,059
Notes to Ampio	8,000,000	4,600,000
Interest payable to Ampio	3,329	46,002
Total current liabilities	9,202,888	6,092,278	277,631
Long-term deferred revenue	447,321	511,607	356,250
Noncurrent deferred tax liability	13,391	42,807	852,646
Total liabilities	$ 9,663,600	$ 6,646,692	$ 1,486,527
Commitments and contingencies (Note 5)
Stockholders' equity
Preferred Stock, par value $.0001; 50,000,000 shares authorized; none issued
Common Stock, par value $.0001; 300,000,000 shares authorized; shares issued and outstanding 7,901,426 in 2014, 5,437,158 in 2013 and 7,901,426 in 2015	$ 790	$ 790	$ 544
Additional paid-in capital	16,776,363	16,026,554	4,418,385
Contribution from parent			10,471,515
Accumulated deficit	(16,225,897)	(10,657,937)	(5,079,247)
Total equity	551,256	5,369,407	9,811,197
Total liabilities and equity	$ 10,214,856	$ 12,016,099	$ 11,297,724